INVESTMENT MANAGERS SERIES TRUST II

 235 West Galena Street

Milwaukee, Wisconsin 53212

February 9. 2022

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the:

AXS 2X TSLA Bear ETF	AXS 2X TSLA Bull ETF
AXS 2X NVDA Bear ETF	AXS 2X NVDA Bull ETF
AXS 2X COP Bear ETF	AXS 2X COP Bull ETF
AXS 2X BA Bear ETF	AXS 2X BA Bull ETF
AXS 2X PYPL Bear ETF	AXS 2X PYPL Bull ETF
AXS 2X WFC Bear ETF	AXS 2X WFC Bull ETF
AXS 2X PFE Bear ETF	AXS 2X PFE Bull ETF
AXS 2X CRM Bear ETF	AXS 2X CRM Bull ETF
AXS 2X NKE Bear ETF	AXS 2X NKE Bull ETF
(each a “Fund”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 280 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating eighteen new series of the Trust, the Funds.

Please direct your comments regarding this Post-Effective Amendment to Morrison C. Warren at (312) 845-3484. Thank you.

Sincerely,

/s/ Amy Centurioni

Amy Centurioni

Investment Managers Series Trust II